Debt	12 Months Ended
Dec. 31, 2018
Disclosure Of Debt Securities [Abstract]
Debt
Note 16.  Debt
Certain of the Group’s subsidiaries entered into long-term debt agreements with numerous banks and financial institutions. These agreements, which included customary terms and conditions in accordance with industry standards for unsecured facilities, include:
As at December 31:	2018	2017
Due to a bank, US$nil and US$19,430 at December 31, 2018 and 2017, respectively	$—	$24,374
Due to a bank, €nil and €13,605 at December 31, 2018 and 2017, respectively	—	19,359
	$—	$43,733
Current portion	$—	$43,733
Long-term portion	—	—
	$—	$43,733

For additional information, see Note 27.
All long-term debt was classified to current liabilities as at December 31, 2017. The Group did not have debt outstanding as of December 31, 2018.
No interest expense was capitalized and included in property, plant and equipment during the years ended December 31, 2018, 2017 and 2016.